Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV [Text Block]	Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments are classified in a hierarchy based on the inputs to valuation techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The three levels of the fair value hierarchy are described below:
Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets.
Level 2 - Inputs to the valuation methodology include, quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means. If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.
Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the investment and are based on the best available information, some of which may be internally developed.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.
The following describes the valuation techniques used for assets measured at fair value.
Mutual funds: Valued at the price reported by the fund. Mutual funds held by the Plan have publicly available prices and are registered with the Securities and Exchange Commission. Money market fund holdings are valued and transacted at a net asset value (“NAV”). NAV is computed by dividing the total assets, minus liabilities, of the fund by the number of fund shares outstanding. The instruments held by a money market fund generally are valued on the basis of amortized cost, which does not take into account unrealized capital gains or losses.
STERIS Company Stock Fund: Valued based on the year end unit value; unit values were determined by the Trustee by dividing the fair values of the total net assets at year end by the outstanding units.
Collective Trusts: Valued at the NAV on the last business day of the Plan’s year end, which is provided by the Trustee of the fund and used as a practical expedient to estimate fair value. The NAV is based on the value of the underlying assets owned by the fund, minus its liabilities, divided by the number of units outstanding. Since these investments are measured at fair value using the NAV as a practical expedient, they are not classified in the fair value hierarchy.
The following tables set forth by level, within the fair value hierarchy, the Plan’s assets measured at fair value on a recurring basis as of December 31, 2025 and 2024:

	Total	Level 1	Level 2	Level 3
December 31, 2025
Cash	$1,929,740	$1,929,740	$—	$—
STERIS Company Stock Fund	86,104,555	86,104,555	—	—
Mutual Funds	116,844,083	65,511,981	51,332,102	—
Total assets in fair value hierarchy	$204,878,378	$153,546,276	$51,332,102	$—
Collective Trusts (1)	1,255,503,985	—	—	—
Total assets at fair value	$1,460,382,363	$153,546,276	$51,332,102	$—
(1) In accordance with Subtopic 820-10 of ASC 820 Fair Value Measurement, certain investments that were measured at net asset value per share as a practical expedient are not required to be classified in the fair value hierarchy. The fair value amounts are intended to permit reconciliation of the fair value hierarchy to the line item in the Statements of Net Assets Available for Benefits.

	Total	Level 1	Level 2	Level 3
December 31, 2024
Cash	$1,436,271	$1,436,271	$—	$—
STERIS Company Stock Fund	81,552,897	81,552,897	—	—
Mutual Funds	467,543,520	419,161,873	48,381,647	—
Total assets in fair value hierarchy	$550,532,688	$502,151,041	$48,381,647	$—
Collective Trusts (1)	692,329,123	—	—	—
Total assets at fair value	$1,242,861,811	$502,151,041	$48,381,647	$—
(1) In accordance with Subtopic 820-10 of ASC 820 Fair Value Measurement, certain investments that were measured at net asset value per share as a practical expedient are not required to be classified in the fair value hierarchy. The fair value amounts are intended to permit reconciliation of the fair value hierarchy to the line item in the Statements of Net Assets Available for Benefits.
Plan investments measured at net asset value per share and excluded from the fair value hierarchy are collective funds in the amount of $1,255,503,985 and $692,329,123 at December 31, 2025 and 2024, respectively. These Plan investments can be redeemed daily, however, are subject to the Plan's frequent trading policy which states if a fund is sold or exchanged, it is not permitted to buy or exchange back into the same fund, in the same account, within 30 calendar days. Redemption of the entire investment balance does not require formal notice unless the balance is greater than Vanguard's Large Transaction Policy limit for the given fund. If the redemption amount exceeds the fund's limit, Vanguard must be notified and approve the redemption. At December 31, 2025 and 2024, the Plan had no unfunded commitments related to these investments.